UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21549

                          Energy Income and Growth Fund
               (Exact name of registrant as specified in charter)


                             120 East Liberty Drive
                                    Suite 400
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                     (Name and address of agent for service)


               Registrant's telephone number, including area code:
                                  630-765-8000

                      Date of fiscal year end: NOVEMBER 30

                    Date of reporting period: AUGUST 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS (a) (b)
AUGUST 31, 2009 (UNAUDITED)


 SHARES                         DESCRIPTION                             VALUE
-------     -----------------------------------------------------   ------------

MASTER LIMITED PARTNERSHIPS - 121.4%
            OIL, GAS & CONSUMABLE FUELS - 120.1%
   56,000   AmeriGas Partners, L.P. .............................   $  1,935,920
  110,000   Buckeye GP Holdings, L.P. ...........................      2,472,800
   25,000   Buckeye Partners, L.P. ..............................      1,174,500
  465,471   Clearwater Natural Resources, L.P. (c) (d) (e) (f) ..              0
  124,300   Duncan Energy Partners, L.P. ........................      2,256,045
  105,000   El Paso Pipeline Partners, L.P. .....................      2,039,100
  150,947   Enbridge Energy Partners, L.P. ......................      6,468,079
    7,582   Encore Energy Partners, L.P. ........................        115,701
  219,000   Energy Transfer Equity, L.P. ........................      5,888,910
  253,870   Energy Transfer Partners, L.P. ......................     10,291,890
  267,803   Enterprise GP Holdings, L.P. ........................      7,498,484
  484,998   Enterprise Products Partners, L.P. ..................     13,094,946
   70,709   EV Energy Partner, L.P. .............................      1,540,042
   39,928   Exterran Partners, L.P. .............................        623,675
   88,393   Global Partners, L.P. ...............................      1,949,950
  142,700   Holly Energy Partners, L.P. .........................      5,227,101
  142,836   Inergy Holdings, L.P. ...............................      6,294,783
  205,771   Kinder Morgan Energy Partners, L.P. .................     10,877,055
  398,239   Magellan Midstream Holdings, L.P. ...................      8,669,663
  302,756   Magellan Midstream Partners, L.P. ...................     10,971,878
  102,788   Natural Resource Partners, L.P. .....................      1,798,790
  125,126   NuStar Energy, L.P. .................................      6,700,497
  200,000   NuStar GP Holdings, LLC .............................      4,870,000
  169,130   ONEOK Partners, L.P. ................................      8,466,648
  180,000   Penn Virginia Resource Partners, L.P. ...............      2,671,200
  235,921   Plains All American Pipeline, L.P. ..................     11,192,092
   67,505   Quicksilver Gas Services, L.P. ......................        992,324
   60,395   Sunoco Logistics Partners, L.P. .....................      3,429,228
   27,000   TC Pipelines, L.P. ..................................        985,500
   25,000   TEPPCO Partners, L.P. ...............................        825,000
   60,000   TransMontaigne Partners, L.P. .......................      1,612,200
   60,000   Williams Pipeline Partners, L.P. ....................      1,108,800
                                                                    ------------
                                                                     144,042,801
                                                                    ------------
            GAS UTILITIES - 1.3%
   30,000   Spectra Energy Partners, L.P. .......................        695,100
   20,000   Suburban Propane Partners, L.P. .....................        811,400
                                                                    ------------
                                                                       1,506,500
                                                                    ------------
            TOTAL MASTER LIMITED PARTNERSHIPS
            (Cost $100,748,310) .................................    145,549,301
                                                                    ------------
  CANADIAN INCOME TRUSTS - 2.6%
            OIL, GAS & CONSUMABLE FUELS - 2.6%
  170,000   Keyera Facilities Income Fund .......................      3,066,910
                                                                    ------------
            TOTAL CANADIAN INCOME TRUSTS
            (Cost $ 2,306,031) ..................................      3,066,910
                                                                    ------------


                  See Notes to Quarterly Portfolio of Investments        Page 1



ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
AUGUST 31, 2009 (UNAUDITED)



 SHARES                           DESCRIPTION                           VALUE
-------     -----------------------------------------------------   ------------

COMMON STOCKS - 25.3%
            OIL, GAS & CONSUMABLE FUELS - 19.1%
   64,127   Enbridge Energy Management, LLC (g) .................   $  2,700,405
  159,800   Enbridge, Inc. (i) ..................................      5,946,158
   66,973   Kinder Morgan Management, LLC (g) ...................      3,169,822
  132,200   Spectra Energy Corp. (h) ............................      2,488,004
   60,000   TransCanada Corp. (i) ...............................      1,780,800
  415,300   Williams Companies, Inc. (h) ........................      6,827,532
                                                                    ------------
                                                                      22,912,721
                                                                    ------------
            GAS UTILITIES - 6.1%
  178,000   ONEOK, Inc. (h) .....................................      6,030,640
   50,000   UGI Corp. (i) .......................................      1,275,500
                                                                    ------------
                                                                       7,306,140
                                                                    ------------
            CAPITAL MARKETS - 0.1%
   20,000   NGP Capital Resources Co. ...........................        128,200
                                                                    ------------
            TOTAL COMMON STOCKS
            (Cost $ 30,293,226) .................................     30,347,061
                                                                    ------------
  RIGHTS - 0.0%
            OIL, GAS & CONSUMABLE FUELS - 0.0%
       17   Clearwater Natural Resources, L.P. (c) (d) (e) (f) ..              0
                                                                    ------------
            TOTAL RIGHTS
            (Cost $ 0) ..........................................              0
                                                                    ------------
  WARRANTS - 0.0%
            OIL, GAS & CONSUMABLE FUELS - 0.0%
   48,956   Abraxas Petroleum Corp., Expiration
            05/25/12 (c) (d) (e) ................................          8,073
                                                                    ------------
            TOTAL WARRANTS
            (Cost $ 0) ..........................................          8,073
                                                                    ------------

            TOTAL INVESTMENTS - 149.3%
            (Cost $133,347,567) (j) .............................    178,971,345
                                                                    ------------

NUMBER OF
CONTRACTS                         DESCRIPTION                           VALUE
---------   -----------------------------------------------------   ------------
CALL OPTIONS WRITTEN - (0.6%)
            Enbridge, Inc.
      598   @ 35 due Oct 09 .....................................       (158,470)
    1,000   @ 40 due Oct 09 .....................................        (32,500)
                                                                    ------------
                                                                        (190,970)
                                                                    ------------
            ONEOK, Inc.
      600   @ 35 due Oct 09 .....................................        (37,500)
      800   @ 35 due Jan 10 .....................................       (112,000)
                                                                    ------------
                                                                        (149,500)
                                                                    ------------

 Page 2            See Notes to Quarterly Portfolio of Investments



ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
AUGUST 31, 2009 (UNAUDITED)



NUMBER OF
CONTRACTS                         DESCRIPTION                           VALUE
---------   -----------------------------------------------------   ------------
CALL OPTIONS WRITTEN - (CONTINUED)
            Spectra Energy Corp.
        2   @ 15 due Sep 09 .....................................   $       (750)
      225   @ 17.5 due Sep 09 ...................................        (28,125)
      900   @ 20 due Dec 09 .....................................        (54,000)
                                                                    ------------
                                                                         (82,875)
                                                                    ------------
      600   TransCanada Corp.
            @ 30 due Feb 10 .....................................        (91,500)
                                                                    ------------
      500   UGI Corp.
            @ 30 due Jan 10 .....................................         (8,750)
                                                                    ------------
            Williams Companies, Inc.
      753   @ 17.5 due Nov 09 ...................................        (56,475)
      800   @ 17.5 due Feb 10 ...................................       (112,000)
                                                                    ------------
                                                                        (168,475)
                                                                    ------------
            TOTAL CALL OPTIONS WRITTEN
            (Premiums received $660,611) ........................       (692,070)
                                                                    ------------
            OUTSTANDING LOAN - (35.9)% . ........................    (43,000,000)
            NET OTHER ASSETS AND LIABILITIES - (12.8%) ..........    (15,395,555)
                                                                    ------------
            NET ASSETS - 100.0% . ...............................   $119,883,720
                                                                    ============


----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) All or a portion of the securities are available to serve as collateral on the outstanding loan.

(c) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. (See Note 1D - Restricted Securities in the Notes to Quarterly Portfolio of Investments).

(d) This security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees.

(e)  Non-income producing security.

(f)  This partnership has filed for protection in federal bankruptcy court.

(g)  Non-income producing security which pays regular in-kind distributions.

(h) Call options were written on a portion of the Common Stock position. A portion of this Common Stock position is pledged as collateral.

(i) Call options were written on this entire Common Stock position. All common stocks relating to this call position are pledged as collateral.

(j) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of August 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $57,527,795 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,904,017.

                 See Notes to Quarterly Portfolio of Investments         Page 3



ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
AUGUST 31, 2009 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                  ASSETS TABLE

                                                                  LEVEL 2        LEVEL 3
                                  TOTAL MARKET      LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                    VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                     8/31/09         PRICE        INPUTS         INPUTS
                                  ------------   ------------   -----------   ------------
Master Limited Partnerships* ..   $145,549,301   $145,549,301      $--           $   --
Canadian Income Trusts* .......      3,066,910      3,066,910       --               --
Common Stocks* ................     30,347,061     30,347,061       --               --
Warrants* .....................          8,073             --       --            8,073
                                  ------------   ------------      ---           ------
Total Investments .............   $178,971,345   $178,963,272      $--           $8,073
                                  ============   ============      ===           ======

                               LIABILITIES TABLE

                                                                  LEVEL 2        LEVEL 3
                                  TOTAL MARKET      LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                    VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                    8/31/09          PRICE         INPUTS        INPUTS
                                  ------------   ------------   -----------   ------------
Call Options Written ..........    $(692,070)     $(692,070)       $--            $--
                                   =========      =========        ===            ===

The following table presents the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.



INVESTMENTS AT FAIR VALUE USING SIGNIFICANT
UNOBSERVABLE INPUTS (LEVEL 3)                         INVESTMENTS
------------------------------------------------      -----------

Balance as of November 30, 2008 ...................   $ 2,806,705
Change in unrealized appreciation (depreciation) ..    (2,798,632)
                                                      -----------
Balance as of August 31, 2009 .....................   $     8,073
                                                      ===========


*    See the Portfolio of Investments for industry breakout.

Page 4         See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                          ENERGY INCOME AND GROWTH FUND
                           AUGUST 31, 2009 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of Energy Income and Growth Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued dividends and interest), less all liabilities (including accrued expenses, dividends declared but unpaid and deferred income taxes and any borrowings of the Fund) by the total number of shares outstanding. The Fund will rely to some extent on information provided by the Master Limited Partnerships ("MLPs"), which is not necessarily timely, to estimate taxable income allocable to the MLP units held in the Fund's portfolio and to estimate the associated deferred tax asset or liability. From time to time, the Fund will modify its estimates and/or assumptions regarding its deferred tax liability as new information becomes available. To the extent the Fund modifies its estimates and/or assumptions, the NAV of the Fund will likely fluctuate.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Fixed-income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described as follows:

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the Level 3 roll-forward disclosure for each major security type.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of August 31, 2009 is included in the Fund's Portfolio of Investments.

                          ENERGY INCOME AND GROWTH FUND
                           AUGUST 31, 2009 (UNAUDITED)

B. OPTION CONTRACTS:

The Fund has adopted Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"), an amendment of FASB Statement 133, which was issued in March of 2008 and is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund has written option contracts outstanding at August 31, 2009, which are considered derivative instruments under FAS 161.

COVERED OPTIONS. The Fund may write (sell) covered call or put options ("options") on all or a portion of the common stock of energy companies held in the Fund's portfolio as determined to be appropriate by Energy Income Partners, LLC (the "Sub-Advisor"). The number of options the Fund can write (sell) is limited by the amount of common stock of energy companies the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered options. By writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received for writing (selling) the options, and provide a partial hedge against a market decline in the underlying equity security. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or smaller.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. OTC options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital from the MLP to the extent of the cost basis of such MLP investments.

D. RESTRICTED SECURITIES:

The Fund may invest up to 35% of its Managed Assets, which is the gross asset value of the Fund minus accrued liabilities (excluding the principal amount of any borrowings), in restricted securities. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. The Fund holds the restricted securities at August 31, 2009 shown in the following table. The

                          ENERGY INCOME AND GROWTH FUND
                           AUGUST 31, 2009 (UNAUDITED)

Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation Footnote (Note 1A) and are not expressed as a discount to the value of a comparable unrestricted security.

                                              ACQUISITION             VALUE PER    CARRYING               % OF
SECURITY                                          DATE       SHARES     SHARE        COST       VALUE   NET ASSETS
--------                                      -----------   -------   ---------   ----------   ------   ----------
Clearwater Natural Resources, L.P.             08/01/05     465,471     $1.00     $8,601,560   $   --        --%
Clearwater Natural Resources, L.P. - Rights    08/01/05          17      0.00             --       --        --
Abraxas Petroleum Corp. - Warrants             05/25/07      48,956      0.16             --    8,073      0.01
                                                            -------               ----------   ------      ----
                                                            514,444               $8,601,560   $8,073      0.01%
                                                            =======               ==========   ======      ====

                               2. OPTION ACTIVITY

Written option activity for the nine months ended August 31, 2009 was as follows:



                                                NUMBER
                                                 OF
WRITTEN OPTIONS                               CONTRACTS     PREMIUMS
---------------                               ---------   -----------

Options outstanding at November 30, 2008 ..      4,546    $   534,868
Options Written ...........................     13,774      2,283,434
Options Expired ...........................     (5,393)      (898,665)
Options Exercised .........................     (4,571)    (1,044,508)
Options Closed ............................     (1,578)      (214,518)
                                                ------    -----------
Options outstanding at August 31, 2009 ....      6,778    $   660,611
                                                ======    ===========

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ENERGY INCOME AND GROWTH FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           principal executive officer)

Date     OCTOBER 21, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           principal executive officer)

Date     OCTOBER 21, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date     OCTOBER 21, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.